SUBSEQUENT EVENTS (Details)	Jan. 07, 2025	Jan. 23, 2025
Transaction Agreement
Disclosure of non-adjusting events after reporting period [line items]
Percentage of ownership interest to be retained	44.00%
Transaction Agreement | Apollo Global Management, Inc.
Disclosure of non-adjusting events after reporting period [line items]
Percentage of ownership interest to be acquired	28.00%
Transaction Agreement | BC Partners Advisors LP
Disclosure of non-adjusting events after reporting period [line items]
Percentage of ownership interest to be acquired	28.00%
Termination of Financial Contract | 5.125% USD senior secured notes ("5.125% 2026 Secured Notes")
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, interest rate		5.125%